Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity File Number	001-36198
Entity Registrant Name	Intercontinental Exchange, Inc.
Entity Central Index Key	0001571949
Entity Tax Identification Number	46-2286804
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5660 New Northside Drive
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	857-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ICE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false